Summary of Significant Accounting Policies (Details 1) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Schedule of consolidated balance sheets, statements of comprehensive income and cash flows
Current assets		$ 84,730	$ 278,168
Non-current assets		600,994	628,489
Total assets		685,724	906,657
Current liabilities		182,534	171,735
Intercompany payables	[1]	2,326,076	2,691,073
Total liabilities		2,508,610	2,862,808
Net assets		(1,822,886)	(1,956,151)
Revenue	[2]	1,585,677	822,349	$ 925,643
Net income (loss)		(36,887)	(380,018)	(294,905)
Net cash provided by operating activities	[3]	51,611	6,812	266,876
Net cash used in investing activities		(14,017)	(7,384)	(283,172)
Effect of exchange rate fluctuation on cash		(1,039)	1,458	(1,761)
Net increase (decrease) in cash		$ 36,555	$ 886	$ (18,057)

[1]	Intercompany payables are eliminated upon consolidation.
[2]	Intercompany sales are eliminated upon consolidation.
[3]	Intercompany operating activities are eliminated upon consolidation.